T. ROWE PRICE Large-Cap Growth Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.1%
COMMUNICATION SERVICES 13.0%
Entertainment 2.1%
Live Nation Entertainment (1) 1,036,996 78,853
Netflix (1) 545,829 128,510
Spotify Technology (1) 1,169,434 100,922
308,285
Interactive Media & Services 10.5%
Alphabet, Class A (1) 12,122,470 1,159,514
Alphabet, Class C (1) 1,067,784 102,667
IAC (1) 783,929 43,414
Match Group (1) 1,291,531 61,671
Meta Platforms, Class A (1) 1,332,231 180,757
1,548,023
Media 0.4%
Trade Desk, Class A (1) 996,044 59,514
59,514
Total Communication Services 1,915,822
CONSUMER DISCRETIONARY 19.8%
Automobiles 3.6%
Rivian Automotive, Class A (1) 13,337,110 438,924
Tesla (1) 336,583 89,279
528,203
Hotels, Restaurants & Leisure 1.9%
Booking Holdings (1) 88,167 144,877
Chipotle Mexican Grill (1) 93,342 140,271
285,148
Internet & Direct Marketing Retail 10.1%
Amazon.com (1) 12,566,164 1,419,977
Coupang (1) 4,789,396 79,839
1,499,816
Leisure Products 0.2%
Peloton Interactive, Class A (1) 5,366,441 37,189
37,189
Multiline Retail 1.4%
Dollar General  895,629 214,826
214,826
Specialty Retail 1.8%
Carvana (1) 1,136,467 23,070
T. ROWE PRICE Large-Cap Growth Fund

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  2,919,058 245,989
269,059
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1) 194,214 54,295
NIKE, Class B  728,515 60,554
114,849
Total Consumer Discretionary 2,949,090
CONSUMER STAPLES 0.6%
Beverages 0.6%
Monster Beverage (1) 1,105,295 96,117
Total Consumer Staples 96,117
HEALTH CARE 18.3%
Biotechnology 1.2%
Vertex Pharmaceuticals (1) 598,430 173,269
173,269
Health Care Equipment & Supplies 5.2%
Becton Dickinson & Company  535,478 119,321
Insulet (1) 446,185 102,355
Intuitive Surgical (1) 1,271,679 238,363
Stryker  1,502,361 304,288
764,327
Health Care Providers & Services 9.2%
Cigna  1,818,711 504,637
Humana  368,779 178,928
UnitedHealth Group  1,347,582 680,583
1,364,148
Life Sciences Tools & Services 0.7%
Avantor (1) 5,178,973 101,508
101,508
Pharmaceuticals 2.0%
Daiichi Sankyo, ADR  2,311,092 64,849
Eli Lilly  732,109 236,728
301,577
Total Health Care 2,704,829
INDUSTRIALS & BUSINESS SERVICES 1.3%
Machinery 1.0%
Ingersoll Rand  3,537,038 153,012
153,012

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Road & Rail 0.3%
Old Dominion Freight Line  180,203 44,829
44,829
Total Industrials & Business Services 197,841
INFORMATION TECHNOLOGY 43.1%
Communications Equipment 0.5%
Arista Networks (1) 673,255 76,004
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(2)(3) 46,476 892
76,896
Electronic Equipment, Instruments & Components 1.4%
Amphenol, Class A  3,015,145 201,894
201,894
IT Services 9.5%
Accenture, Class A  299,350 77,023
Affirm Holdings (1) 1,371,550 25,730
Fiserv (1) 4,325,595 404,746
Global Payments  2,014,316 217,647
Mastercard, Class A  900,978 256,184
MongoDB (1) 345,541 68,611
Snowflake, Class A (1) 164,166 27,902
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(2)(3) 696,358 16,044
Visa, Class A  1,738,247 308,799
1,402,686
Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices (1) 1,330,750 84,316
ASML Holding  481,722 200,083
NVIDIA  1,530,617 185,802
470,201
Software 21.4%
Atlassian, Class A (1) 696,299 146,634
Cadence Design Systems (1) 905,773 148,031
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $34,224 (1)(2)
(3) 20,080 19,175
Celonis, Acquisition Date: 6/17/21, Cost $9,559 (1)(2)(3) 25,851 9,559
Celonis, EC, Acquisition Date: 8/12/22, Cost $10 (1)(2)(3) 10,146 10
Fortinet (1) 2,961,911 145,519
HashiCorp, Class A (1) 533,771 17,182
Intuit  1,319,717 511,153
Microsoft  7,168,220 1,669,478
Salesforce (1) 1,938,814 278,879
ServiceNow (1) 524,486 198,051

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(2)(3) 321,182 3,925
Synopsys (1) 44,831 13,696
3,161,292
Technology Hardware, Storage & Peripherals 7.1%
Apple  7,569,419 1,046,094
1,046,094
Total Information Technology 6,359,063
Total Common Stocks (Cost $9,343,454) 14,222,762
CONVERTIBLE PREFERRED STOCKS 1.9%
INDUSTRIALS & BUSINESS SERVICES 0.3%
Aerospace & Defense 0.3%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $38,324 (1)(2)(3) 563,615 38,324
Total Industrials & Business Services 38,324
INFORMATION TECHNOLOGY 1.3%
Software 1.3%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,322 (1)(2)(3) 1,362 1,301
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(2)(3) 324 309
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(2)(3) 33 32
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(2)(3) 1 1
Celonis, Series D, Acquisition Date: 6/17/21 - 11/18/21,
Cost $35,731 (1)(2)(3) 96,626 35,731
Databricks, Series H, Acquisition Date: 8/31/21, Cost $22,390 (1)
(2)(3) 304,686 16,847
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(2)(3) 2,118,369 44,159
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (1)(2)(3) 535,481 11,162
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(2)(3) 401,388 20,684
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(2)(3) 544,536 28,060
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)(2)
(3) 390,346 4,770
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(2)(3) 320,373 3,915
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(2)(3) 5,796 71
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)(2)
(3) 742,561 9,074
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)(2)
(3) 188,785 17,316

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,296 (1)(2)
(3) 14,135 1,296
Total Information Technology 194,728
MATERIALS 0.3%
Chemicals 0.3%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(2)(3) 492,252 38,395
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)(2)
(3) 410,238 12,787
Total Materials 51,182
Total Convertible Preferred Stocks (Cost $278,473) 284,234
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 304,898,584 304,899
Total Short-Term Investments (Cost $304,899) 304,899
Total Investments in Securities 100.1%
(Cost $9,926,826) $ 14,811,895
Other Assets Less Liabilities (0.1)% (9,921)
Net Assets 100.0% $ 14,801,974
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$333,839 and represents 2.3% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — # $ — $ 1,800 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 185,138 ¤ ¤ $ 304,899 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,800 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $304,899.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Growth Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Large-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Large-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2022, totaled $(58,983,000) for the period ended September 30, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,173,157 $ — $ 49,605 $ 14,222,762
Convertible Preferred Stocks — — 284,234 284,234
Short-Term Investments 304,899 — — 304,899
Total $ 14,478,056 $ — $ 333,839 $ 14,811,895
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 94,852 $ (45,257) $ 10 $ 49,605
Convertible Preferred Stocks 297,960 (13,726) — 284,234
Total $ 392,812 $ (58,983) $ 10 $ 333,839

T. ROWE PRICE Large-Cap Growth Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1232-054Q3 09/22